DERIVATIVES AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Balance Sheet Location and Fair Value of Company

The following table presents the balance sheet location and fair value of the Company’s derivatives:

		Fair Value of Asset (Liability)
		Successor	Successor
	Balance Sheet Location	December 31, 2013	December 31, 2012
Foreign currency contracts	Prepaid expenses and other current assets	$2,738	$1,314
Foreign currency contracts	Other accrued liabilities	(662)	(474)

Total derivatives not designated as hedging instruments		$2,076	$840

Pretax Impact of Foreign Currency Forward Contracts not Designated as Hedging Instruments

The pretax impact of the foreign currency forward contracts not designated as hedging instruments on the Consolidated Statements of Operations and Comprehensive Income (Loss) is as follows:

Foreign Currency Forward Contracts	Location of Gain (Loss)	Gain (Loss) Recognized
January 1 – January 14, 2011 (Predecessor)	Other expense, net	$184
January 15 – December 31, 2011 (Successor)	Other expense, net	$(194)
Year ended December 31, 2012 (Successor)	Other expense, net	$529
Year ended December 31, 2013 (Successor)	Other expense, net	$9,010